28. OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2017
Operating Segments
28. OPERATING SEGMENTS
a)	Information per segments as of December 31, 2017:

a) General information on profit or loss, assets and liabilities	Wine ThCh$	Other ThCh$	Not assigned ThCh$	Total ThCh$
Revenue from external customers	585,509,205	58,275,482	—	643,784,687
Depreciation included in cost of sales and administrative expenses	23,242,536	3,331	—	23,245,867
Amortization	428,176	—	680,586	1,108,762
Income before taxes	60,832,794	2,877,414	—	63,710,208
Segment assets	1,010,492,430	14,527,037	31,807,120	1,056,826,587
Segment liabilities	113,722,914	6,932,902	384,937,535	505,593,351

b) Revenue from external customers by geographic area	Wine ThCh$	Other ThCh$	Not assigned ThCh$	Total ThCh$
Chile	71,299,727	58,275,482	—	129,575,209
Europe	207,883,899	—	—	207,883,899
United States of America	106,860,196	—	—	106,860,196
South America	61,474,306	—	—	61,474,306
Asia	76,719,288	—	—	76,719,288
Canada	20,196,964	—	—	20,196,964
Central America	36,811,064	—	—	36,811,064
Other	1,795,743	—	—	1,795,743
Africa	2,468,018	—	—	2,468,018
Total revenue	585,509,205	58,275,482	—	643,784,687

c) Non-current assets by geographic area	Wine ThCh$	Other ThCh$	Not assigned ThCh$	Total ThCh$
Chile	401,861,667	5,538,174	—	407,399,841
Argentina	25,378,661	—	—	25,378,661
England	211,246	—	—	211,246
Brazil	2,297,040	—	—	2,297,040
Asia	8,949	—	—	8,949
China	114,075	—	—	114,075
United States of America	88,439,566	—	—	88,439,566
Mexico	492,775	—	—	492,775
Canada	600,207	—	—	600,207
Africa	5,566	—	—	5,566
France	(28,727)	—	—	(28,727)
Total non current assets	519,381,025	5,538,174	—	524,919,199

d) Interests, taxes and non-current assets	Wine ThCh$	Other ThCh$	Not assigned ThCh$	Total ThCh$
Interest and other finance income	570,531	—	—	570,531
Interest expenses and other finance expense	—	—	9,985,677	9,985,677
Income taxes	—	—	13,719,788	13,719,788
Amounts of additions of non-current assets	50,798,473	11,668	—	50,810,141

Equity-accounted investees	Wine ThCh$	Other ThCh$	Not assigned ThCh$	Total ThCh$
Investment in associates	21,819,709	—	—	21,819,709
Equity in earnings of associates	3,066,948	187,653	—	3,254,601

e ) Additions of non-current assets by geographic location	Wine ThCh$	Other ThCh$	Not assigned ThCh$	Total ThCh$
Chile	45,546,406	11,668	—	45,558,074
Argentina	4,746	—	—	4,746
England	57,104	—	—	57,104
Brazil	85,100	—	—	85,100
Mexico	98,620	—	—	98,620
Asia	11,625	—	—	11,625
United States of America	4,994,872	—	—	4,994,872
Total	50,798,473	11,668	—	50,810,141

Cash flows by segment as of December 31, 2017	Wine ThCh$	Other ThCh$	Not assigned ThCh$	Total ThCh$
Cash flows from (used in) operating activities	18,177,523	1,819,751	—	19,997,274
Cash flows from (used in) investing activities	(46,752,756)	(4,680,419)	—	(51,433,175)
Cash flows from (used in) financing activities	14,826,780	1,484,309	—	16,311,089
Total	(13,748,453)	(1,376,359)	—	(15,124,812)

b)	Information per segments as of December 31, 2016:

a) General information on profit or loss, assets and liabilities	Wine ThCh$	Other ThCh$	Not assigned ThCh$	Total ThCh$
Revenue from external customers	600,004,065	58,443,556	—	658,447,621
Depreciation included in cost of sales and administrative expenses	21,392,619	3,928	—	21,396,547
Amortization	439,454	—	680,201	1,119,655
Income before taxes	65,203,456	868,551	—	66,072,007
Segment assets	982,795,950	11,007,244	22,035,392	1,015,838,586
Segment liabilities	117,287,107	7,879,284	372,965,575	498,131,966

b) Revenue from external customers by geographic area	Wine ThCh$	Other ThCh$	Not assigned ThCh$	Total ThCh$
Chile	67,370,830	58,443,556	—	125,814,386
Europe	218,816,434	—	—	218,816,434
United States of America	114,279,268	—	—	114,279,268
South America	63,599,230	—	—	63,599,230
Asia	71,482,860	—	—	71,482,860
Canada	20,410,867	—	—	20,410,867
Central America	39,404,254	—	—	39,404,254
Other	1,616,276	—	—	1,616,276
Africa	3,024,046	—	—	3,024,046
Total revenue	600,004,065	58,443,556	—	658,447,621

c) Non-current assets by geographic area	Wine ThCh$	Other ThCh$	Not assigned ThCh$	Total ThCh$
Chile	364,430,873	11,520	—	364,442,393
Argentina	27,248,552	—	—	27,248,552
England	105,754	—	—	105,754
Brazil	6,176,484	—	—	6,176,484
Asia	170,720	—	—	170,720
United States of America	96,226,236	—	—	96,226,236
Mexico	469,304	—	—	469,304
Canada	504,049	—	—	504,049
Africa	4,194	—	—	4,194
France	21,713	—	—	21,713
Total non current assets	495,357,879	11,520	—	495,369,399

d) Interests, taxes and non-current assets	Wine ThCh$	Other ThCh$	Not assigned ThCh$	Total ThCh$
Interest and other finance income	970,651	—	—	970,651
Interest expenses and other finance expense	—	—	10,305,449	10,305,449
Income taxes	—	—	17,542,419	17,542,419
Amounts of additions of non-current assets	47,285,292	3,855	—	47,289,147

Equity-accounted investees	Wine ThCh$	Other ThCh$	Not assigned ThCh$	Total ThCh$
Investment in associates	20,670,689	2,762,750	—	23,433,439
Equity in earnings of associates	4,319,139	191,933	—	4,511,072

e ) Additions of non-current assets by geographic location	Wine ThCh$	Other ThCh$	Not assigned ThCh$	Total ThCh$
Chile	37,996,346	3,855	—	38,000,201
Argentina	4,796,942	—	—	4,796,942
England	36,886	—	—	36,886
Brazil	41,110	—	—	41,110
Asia	38,939	—	—	38,939
United States of America	4,375,069	—	—	4,375,069
Total	47,285,292	3,855	—	47,289,147

Cash flows by segment as of December 31, 2016	Wine ThCh$	Other ThCh$	Not assigned ThCh$	Total ThCh$
Cash flows from (used in) operating activities	39,571,364	4,296,295	—	43,867,659
Cash flows from (used in) investing activities	(27,150,609)	(3,086,448)	—	(30,237,057)
Cash flows from (used in) financing activities	5,278,772	514,180	—	5,792,952
Totals	17,699,527	1,724,027	—	19,423,554

c)	Information per segments as of December 31, 2015:

a) General information on profit or loss, assets and liabilities	Wine ThCh$	Other ThCh$	Not assigned ThCh$	Total ThCh$
Revenue from external customers	580,859,865	55,031,972	302,237	636,194,074
Depreciation included in cost of sales and administrative expenses	21,307,390	4,567	—	21,311,957
Amortization	279,615	—	818,436	1,098,051
Income before taxes	56,906,677	9,647,816	325,987	66,880,480
Segment assets	940,499,904	11,494,631	30,692,937	982,687,472
Segment liabilities	102,207,224	9,883,743	416,260,957	528,351,924

b) Revenue from external customers by geographic area	Wine ThCh$	Other ThCh$	Not assigned ThCh$	Total ThCh$
Chile	64,046,947	55,031,972	302,237	119,381,156
Europe	225,660,657	—	—	225,660,657
United States of America	109,149,123	—	—	109,149,123
South Africa	59,989,511	—	—	59,989,511
Asia	61,648,664	—	—	61,648,664
Canada	17,980,594	—	—	17,980,594
Central America	37,326,756	—	—	37,326,756
Other	2,032,177	—	—	2,032,177
Africa	3,025,436	—	—	3,025,436
Total revenue	580,859,865	55,031,972	302,237	636,194,074

c) Non-current assets by geographic area	Wine ThCh$	Other ThCh$	Not assigned ThCh$	Total ThCh$
Chile	332,110,576	50,921	—	332,161,497
Argentina	26,897,481	—	—	26,897,481
England	571,221	—	—	571,221
Sweden	28,960	—	—	28,960
Norway	5,054	—	—	5,054
Brazil	5,300,928	—	—	5,300,928
Asia	222,822	—	—	222,822
United States of America	106,788,875	—	—	106,788,875
Mexico	203,486	—	—	203,486
Canada	433,941	—	—	433,941
Africa	13,224	—	—	13,224
France	2,118	—	—	2,118
Total non current assets	472,578,686	50,921	—	472,629,607

d) Interests, taxes and non-current assets	Wine ThCh$	Other ThCh$	Not assigned ThCh$	Total ThCh$
Interest and other finance income	621,644	—	—	621,644
Interest expenses and other finance expense	—	—	10,034,845	10,034,845
Income taxes	—	—	16,518,092	16,518,092
Amounts of additions of non-current assets	22,336,244	8,692	—	22,344,936

Equity-accounted investees	Wine ThCh$	Other ThCh$	Not assigned ThCh$	Total ThCh$
Investment in associates	21,041,180	2,561,064	—	23,602,244
Equity in earnings of associates	5,228,569	96,153	—	5,324,722

e ) Additions of non-current assets by geographic location	Wine ThCh$	Other ThCh$	Not assigned ThCh$	Total ThCh$
Chile	18,061,775	8,692	—	18,070,467
Argentina	2,032,506	—	—	2,032,506
USA	105,348	—	—	105,348
Brazil	7,676	—	—	7,676
México	635	—	—	635
Asia	14,190	—	—	14,190
United States of America	2,114,114	—	—	2,114,114
Total	22,336,244	8,692	—	22,344,936

Cash flows by segment as of December 31, 2015	Wine ThCh$	Other ThCh$	Not assigned ThCh$	Total ThCh$
Cash flows from (used in) operating activities	56,996,045	5,406,196	24,971	62,427,212
Cash flows from (used in) investing activities	(18,794,364)	(1,782,686)	(8,234)	(20,585,284)
Cash flows from (used in) financing activities	(38,453,193)	(3,647,366)	(16,849)	(42,117,408)
Total	(251,512)	(23,856)	(112)	(275,480)

The Company has no customers representing 10% or more from the total of consolidated income during 2017, 2016 and 2015. The five most significant customers with respect to total sales represented 17.0%, 17.2% and 17.7% during the year ended as of December 2017, 2016 and 2015, respectively.